Revenue Recognition - Summary of Consideration Allocated to Performance Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Deferred revenue, current	$ 2,078	$ 1,965	$ 1,705
Deferred revenue, net of current portion	1,018	926	802
Unsatisfied Training Obligations
Disaggregation of Revenue [Line Items]
Deferred revenue, current	97	104	67
Unsatisfied Contract-term Services
Disaggregation of Revenue [Line Items]
Deferred revenue, current	1,101	1,028	849
Deferred revenue, net of current portion	704	627	544
Total Deferred Revenue	1,805	1,655	1,393
Unsatisfied Pellet Procedures
Disaggregation of Revenue [Line Items]
Deferred revenue, current	880	833	789
Deferred revenue, net of current portion	314	299	258
Total Deferred Revenue	$ 1,194	$ 1,132	$ 1,047